INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Finance results (Details) - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Financial costs
Interest expenses with the Parent (Note 15)		$ (97,063)
Interest expenses	$ (6,059,231)	(6,935,241)
Financial commissions	(1,102,617)	(629,553)
Financial costs	(7,161,848)	(7,661,857)
Other financial results
Exchange differences generated by assets	(2,686,292)	(9,685,066)
Exchange differences generated by liabilities	894,756	10,335,537
Changes in fair value of financial assets or liabilities and other financial results	(872,416)	(151,646)
Net gain of inflation effect on monetary items	(7,269)	(380,960)
Other financial results	$ (2,671,221)	$ 117,865